Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net loss	$ (5,292,000)	$ (4,947,000)	$ (10,534,000)	$ (7,130,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	63,000	120,000	233,000	$ 213,000
Amortization of debt discount	804,000	540,000	720,000
Fair value of derivative liability	82,000	(130,000)
Stock-based compensation	741,000	$ 2,369,000	3,460,000	$ 1,729,000
Loss on exchange of warrants for common stock	279,000
Loss on debt Conversion			2,414,000
Gain on change in fair value of derivative liability			$ (1,574,000)
Provision for contract loss				$ 100,000
Warranty expense			$ 220,000
Warrants issued for services			180,000
Common stock and warrants issued for legal settlement			246,000
Changes in assets and liabilities:
Accounts and other receivables	$ 8,000	$ (141,000)	(91,000)	$ (16,000)
Payments on contract loss		(63,000)	(79,000)
Prepaid expenses and other current assets	$ (11,000)	(54,000)	(45,000)	$ (37,000)
Deferred revenue		(655,000)	(701,000)	701,000
Accounts payable	$ 201,000	(5,000)
Accrued expenses	$ 27,000	(61,000)	$ 20,000	(121,000)
Other liabilities		21,000		6,000
Costs in excess of billings of uncompleted contracts		801,000	$ 801,000	(801,000)
Inventory			(24,000)	(29,000)
Deposit			$ 1,000	(28,000)
Restricted cash				(50,000)
Accounts payable and accrued expenses			$ 214,000	613,000
Net cash used in operating activities	$ (3,098,000)	(2,205,000)	(4,539,000)	(4,850,000)
Cash flows used in investing activities:
Restricted cash		(2,288,000)
Purchases of property and equipment	$ (1,251,000)	(13,000)	(188,000)	(54,000)
Net cash used in investing activities	(1,251,000)	$ (2,301,000)	(188,000)	(54,000)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	741,000		3,844,000	$ 5,466,000
Proceeds from note payable, net	4,669,000	$ 3,757,000	3,757,000
Repayment of capital leases payable	(7,000)	(6,000)	(16,000)
Payments on convertible notes payable			$ (1,883,000)
Proceeds from related party notes payable and advance				$ 994,000
Proceeds from line of credit				400,000
Proceeds from exercise of stock options				2,000
Repayment of line of credit				(400,000)
Repayment of related party notes payable				(450,000)
Net cash provided by financing activities	5,403,000	3,751,000	$ 5,702,000	6,012,000
Net increase (decrease) in cash and cash equivalents	1,054,000	(755,000)	975,000	1,108,000
Cash and cash equivalents at beginning of period	2,176,000	1,201,000	1,201,000	93,000
Cash and cash equivalents at end of period	$ 3,230,000	446,000	2,176,000	1,201,000
Cash paid during the period for:
Income taxes		1,000	1,000	1,000
Interest	$ 45,000	4,000	68,000	13,000
Supplemental disclosure of non-cash activities:
Capital leases for purchase of equipment	10,000	29,000	29,000	$ 38,000
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes	2,750,000	$ 2,078,000	2,078,000
Common stock issued in exchange for warrant cancellation	$ 885,000
Original issue discount of convertible secured note issued		$ 572,000	572,000
Debt discount and accrued broker fees upon issuance of convertible secured note		186,000	186,000
Debt discount for warrants issued for broker fee in convertible secured note		154,000	155,000
Warranty liability recorded for product commissioned		$ 22,000	$ 242,000
Conversion of accounts payable into common stock				$ 227,000
Conversion of advances from related party into common stock				184,000
Conversion of notes payable into common stock				$ 360,000
Conversion of convertible notes and accrued interest into common stock			$ 2,711,000
Issuance of warrants for services			180,000
Issuance of common stock for placement fees			150,000
Issuance of warrants for placement fees			296,000
Issuance of warrants for legal settlement			$ 246,000